Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.78%
Biotechnology–17.40%
AbbVie, Inc.	43,176	$4,657,395
Acceleron Pharma, Inc.(b)	11,967	2,059,521
Allakos, Inc.(b)(c)	5,481	580,273
Alnylam Pharmaceuticals, Inc.(b)	10,402	1,964,002
Amgen, Inc.	6,649	1,413,910
Arcus Biosciences, Inc.(b)(c)	21,073	734,815
Argenx SE, ADR (Netherlands)(b)	4,861	1,468,022
Biogen, Inc.(b)	3,217	910,379
Biohaven Pharmaceutical Holding Co. Ltd.(b)	12,512	1,738,042
Biomea Fusion, Inc.(b)(c)	20,500	245,385
CareDx, Inc.(b)	20,824	1,319,617
Fate Therapeutics, Inc.(b)	8,073	478,487
Genmab A/S, ADR (Denmark)(b)	35,422	1,547,941
Gilead Sciences, Inc.	31,066	2,169,960
Halozyme Therapeutics, Inc.(b)(c)	29,756	1,210,474
Horizon Therapeutics PLC(b)	24,784	2,714,839
Intellia Therapeutics, Inc.(b)	3,592	481,867
Mirati Therapeutics, Inc.(b)	4,381	775,043
Moderna, Inc.(b)	4,932	1,898,129
Natera, Inc.(b)	18,234	2,031,997
PMV Pharmaceuticals, Inc.(b)	16,500	491,700
Regeneron Pharmaceuticals, Inc.(b)	4,124	2,495,762
Seagen, Inc.(b)	7,272	1,234,786
SpringWorks Therapeutics, Inc.(b)(c)	7,282	461,970
Sutro Biopharma, Inc.(b)	33,317	629,358
TG Therapeutics, Inc.(b)	13,028	433,572
Twist Bioscience Corp.(b)(c)	4,814	514,953
Ultragenyx Pharmaceutical, Inc.(b)	2,979	268,676
United Therapeutics Corp.(b)	7,003	1,292,614
Veracyte, Inc.(b)(c)	16,766	778,781
Zai Lab Ltd., ADR (China)(b)	3,672	386,992
Zentalis Pharmaceuticals, Inc.(b)	11,776	784,753
		40,174,015
Health Care Equipment–26.08%
Abbott Laboratories	50,462	5,961,076
Axonics, Inc.(b)(c)	12,385	806,140
Danaher Corp.	31,413	9,563,374
DexCom, Inc.(b)	3,938	2,153,535
Edwards Lifesciences Corp.(b)	28,730	3,252,523
Globus Medical, Inc., Class A(b)	29,738	2,278,526
IDEXX Laboratories, Inc.(b)	12,702	7,899,374
Inari Medical, Inc.(b)	12,409	1,006,370
Insulet Corp.(b)	9,322	2,649,592
Intuitive Surgical, Inc.(b)	8,332	8,283,258
Masimo Corp.(b)	8,863	2,399,303
Medtronic PLC	31,506	3,949,277
Penumbra, Inc.(b)(c)	6,403	1,706,399
ResMed, Inc.	5,648	1,488,530
Shockwave Medical, Inc.(b)	7,081	1,457,836
Stryker Corp.	20,318	5,358,263
		60,213,376
Shares		Value
Health Care Facilities–4.29%
HCA Healthcare, Inc.	28,205	$6,845,918
Surgery Partners, Inc.(b)	33,544	1,420,253
Tenet Healthcare Corp.(b)	24,669	1,639,008
		9,905,179
Health Care Services–1.93%
Amedisys, Inc.(b)	3,013	449,238
AMN Healthcare Services, Inc.(b)	6,186	709,844
CVS Health Corp.	18,221	1,546,234
Guardant Health, Inc.(b)	9,124	1,140,591
Oak Street Health, Inc.(b)(c)	9,307	395,827
Signify Health, Inc., Class A(b)	11,667	208,489
		4,450,223
Health Care Supplies–5.19%
Alcon, Inc. (Switzerland)(c)	14,848	1,194,819
Align Technology, Inc.(b)	7,249	4,823,702
Cooper Cos., Inc. (The)	5,483	2,266,179
West Pharmaceutical Services, Inc.	8,695	3,691,375
		11,976,075
Health Care Technology–3.61%
Health Catalyst, Inc.(b)	17,180	859,172
Inspire Medical Systems, Inc.(b)	13,862	3,228,183
Omnicell, Inc.(b)	6,008	891,767
Phreesia, Inc.(b)(c)	21,273	1,312,544
Veeva Systems, Inc., Class A(b)	7,107	2,048,024
		8,339,690
Life Sciences Tools & Services–17.92%
10X Genomics, Inc., Class A(b)	7,895	1,149,354
Agilent Technologies, Inc.	35,918	5,658,163
Bio-Rad Laboratories, Inc., Class A(b)	3,343	2,493,711
Bio-Techne Corp.	5,083	2,463,069
Charles River Laboratories International, Inc.(b)	10,950	4,518,736
Illumina, Inc.(b)	2,701	1,095,553
IQVIA Holdings, Inc.(b)	15,061	3,607,712
Lonza Group AG (Switzerland)	2,380	1,783,074
Maravai LifeSciences Holdings, Inc., Class A(b)	40,487	1,987,102
Medpace Holdings, Inc.(b)	3,425	648,284
Mettler-Toledo International, Inc.(b)	1,771	2,439,305
Quanterix Corp.(b)	12,951	644,830
Repligen Corp.(b)	12,817	3,703,985
Thermo Fisher Scientific, Inc.	16,051	9,170,418
		41,363,296
Managed Health Care–7.99%
Anthem, Inc.	5,425	2,022,440
Humana, Inc.	5,176	2,014,240
UnitedHealth Group, Inc.	36,881	14,410,882
		18,447,562
Pharmaceuticals–14.37%
AstraZeneca PLC (United Kingdom)	5,252	632,260
AstraZeneca PLC, ADR (United Kingdom)	112,760	6,772,366

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.	40,109	$2,373,249
Catalent, Inc.(b)	28,061	3,734,077
Eli Lilly and Co.	36,917	8,529,673
Novo Nordisk A/S, Class B (Denmark)	27,514	2,646,436
Roche Holding AG (Switzerland)	10,314	3,763,617
Royalty Pharma PLC, Class A	10,584	382,506
Zoetis, Inc.	22,279	4,325,245
		33,159,429
Total Common Stocks & Other Equity Interests (Cost $162,869,619)		228,028,845

Money Market Funds–1.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	754,410	754,410
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	781,679	781,991
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	862,183	862,183
Total Money Market Funds (Cost $2,398,308)		2,398,584
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $165,267,927)		230,427,429
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.86%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,671,801	$2,671,801
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,231,710	6,234,203
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,906,004)		8,906,004
TOTAL INVESTMENTS IN SECURITIES–103.68% (Cost $174,173,931)		239,333,433
OTHER ASSETS LESS LIABILITIES—(3.68)%		(8,489,077)
NET ASSETS–100.00%		$230,844,356
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$867,698	$12,991,565	$(13,104,853)	$-	$-	$754,410	$225
Invesco Liquid Assets Portfolio, Institutional Class	861,656	9,279,689	(9,359,441)	68	19	781,991	122
Invesco Treasury Portfolio, Institutional Class	991,654	14,847,503	(14,976,974)	-	-	862,183	95
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	220,001	29,567,687	(27,115,887)	-	-	2,671,801	286*
Invesco Private Prime Fund	330,001	55,649,912	(49,745,927)	-	217	6,234,203	4,096*
Total	$3,271,010	$122,336,356	$(114,303,082)	$68	$236	$11,304,588	$4,824

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$219,203,458	$8,825,387	$—	$228,028,845
Money Market Funds	2,398,584	8,906,004	—	11,304,588
Total Investments	$221,602,042	$17,731,391	$—	$239,333,433
Invesco V.I. Health Care Fund